Related Party Transactions (Detail) (Affiliated Companies, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Affiliated Companies
Related Party Transaction [Line Items]
Operating revenues	¥ 25,788	¥ 23,145	¥ 18,767
Operating expenses	104,435	105,682	96,048
Receivables	14,225	11,839
Payables	¥ 83,559	¥ 73,042